Income Taxes Statutory Income Tax Rate Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income tax expense at U.S. statutory rate of 35 percent	$ 154	$ 490	$ 558
Partnership earnings not subject to tax	(519)	(515)	(341)
Effective Income Tax Reconciliation, Nondeductible Goodwill Lake Charles	0	0	105
Goodwill impairments	223	0	0
Foreign	(17)	(37)	54
Dividend Received Deduction	(15)	(24)	0
Audit Settlement	0	(7)	0
Premium on debt retirement	0	0	(10)
Foreign	0	0	(8)
Other	(12)	(30)	0
Income tax expense (benefit) from continuing operations	$ (186)	$ (123)	$ 358